RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 47,936,321	$ 37,152,410
Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	47,936,321	37,152,410
Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	231,573,437	206,447,165
Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	122,027,804	110,986,938
Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,218,433	4,693,678
Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	76,889,145	65,835,457
Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	29,120,316	24,558,771
Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	317,739	372,321
0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	43,679,034	34,318,673
0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	187,050,348	166,615,990
0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	101,928,292	94,545,934
0% - 7.5% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,216,828	4,693,539
0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	59,244,441	48,097,480
0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	22,594,569	19,219,923
0% - 7.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	66,218	59,114
7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,612,561	1,183,624
7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,399,264	9,259,436
7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,821,900	1,669,632
7.5% - 15% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,605
7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	7,696,262	6,042,606
7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,778,884	1,447,537
7.5% - 15% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	100,613	99,661
15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,073,653	917,465
15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,278,992	3,343,850
15% - 22.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,092,046	1,129,314
15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,092,161	1,357,224
15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,088,631	853,530
15% - 22.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,154	3,782
22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	97,666	101,036
22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,605,357	2,308,637
22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,063,837	517,363
22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,213,578	1,212,723
22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	314,735	568,236
22.5% - 30% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13,207	10,315
30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	121,701	228,047
30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,633,458	6,038,568
30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,014,275	3,403,631
30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,618,425	1,895,665
30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	998,917	733,578
30% - 45% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,841	5,694
45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	177,558	281,034
45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,518,177	3,438,865
45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,616,103	1,127,886
45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,130,718	1,821,535
45% - 60% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	769,729	456,784
45% - 60% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,627	32,660
60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	70,564	117,251
60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,127,042	3,379,757
60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	62,619	63,622
60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,551,906	2,732,063
60% - 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	471,396	472,891
60% - 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	41,121	111,181
> 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	103,584	5,280
> 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13,960,799	12,062,062
> 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,428,732	8,529,556
> 90% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		139
> 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,341,654	2,676,161
> 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,103,455	806,292
> 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	86,958	49,914
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	44,972,545	35,342,980
12-month expected credit losses [member] | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	190,819,121	167,489,648
12-month expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	100,858,380	92,626,136
12-month expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,218,433	4,693,539
12-month expected credit losses [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	63,811,740	51,453,521
12-month expected credit losses [member] | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	22,743,149	18,537,882
12-month expected credit losses [member] | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	187,419	178,570
12-month expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	43,415,038	34,214,046
12-month expected credit losses [member] | 0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	180,615,328	160,410,317
12-month expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	97,948,422	91,482,201
12-month expected credit losses [member] | 0% - 7.5% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,216,828	4,693,539
12-month expected credit losses [member] | 0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	57,159,315	45,952,378
12-month expected credit losses [member] | 0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	22,224,572	18,223,127
12-month expected credit losses [member] | 0% - 7.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	66,191	59,072
12-month expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,495,285	1,066,050
12-month expected credit losses [member] | 7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,118,305	6,054,623
12-month expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,351,842	706,295
12-month expected credit losses [member] | 7.5% - 15% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,605
12-month expected credit losses [member] | 7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,187,490	4,949,864
12-month expected credit losses [member] | 7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	476,755	298,817
12-month expected credit losses [member] | 7.5% - 15% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	100,613	99,647
12-month expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	38,875	35,947
12-month expected credit losses [member] | 15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	789,446	612,299
12-month expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	441,936	195,341
12-month expected credit losses [member] | 15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	319,342	400,447
12-month expected credit losses [member] | 15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	22,014	12,876
12-month expected credit losses [member] | 15% - 22.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,154	3,635
12-month expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16,802	17,481
12-month expected credit losses [member] | 22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	140,222	197,377
12-month expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	44,434	87,872
12-month expected credit losses [member] | 22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	70,402	98,380
12-month expected credit losses [member] | 22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,899	845
12-month expected credit losses [member] | 22.5% - 30% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,487	10,280
12-month expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,874	7,962
12-month expected credit losses [member] | 30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	127,038	157,726
12-month expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	48,970	104,057
12-month expected credit losses [member] | 30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	70,804	46,334
12-month expected credit losses [member] | 30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,909	2,217
12-month expected credit losses [member] | 30% - 45% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	355	5,118
12-month expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	442	1,448
12-month expected credit losses [member] | 45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	18,134	48,428
12-month expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	15,318	43,273
12-month expected credit losses [member] | 45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,297	4,745
12-month expected credit losses [member] | 45% - 60% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,519	410
12-month expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	199	40
12-month expected credit losses [member] | 60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,510	3,400
12-month expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,195	2,645
12-month expected credit losses [member] | 60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	215	347
12-month expected credit losses [member] | 60% - 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	100	408
12-month expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	30	6
12-month expected credit losses [member] | > 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,138	5,478
12-month expected credit losses [member] | > 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,263	4,452
12-month expected credit losses [member] | > 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,875	1,026
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,855,786	1,800,070
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	26,898,573	26,588,199
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,747,975	9,843,700
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,828,726	11,382,726
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,278,510	5,217,872
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	43,362	143,901
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	263,329	104,370
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,434,636	6,205,666
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,979,842	3,063,730
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,084,770	2,145,102
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	369,997	996,792
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	27	42
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	117,201	117,141
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,280,770	3,204,615
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	469,870	963,330
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,508,771	1,092,553
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,302,129	1,148,718
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		14
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,034,625	881,508
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,489,521	2,731,542
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,650,110	933,973
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	772,795	956,769
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,066,616	840,653
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		147
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	80,460	83,533
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,465,098	2,111,235
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,019,403	429,489
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,143,141	1,114,336
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	301,834	567,375
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	720	35
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	114,349	219,634
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,506,321	5,802,907
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	965,305	3,299,369
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,547,538	1,771,603
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	991,992	731,359
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,486	576
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	175,708	277,620
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,499,764	3,305,930
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,600,621	1,084,590
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,129,306	1,732,311
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	769,729	456,779
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	108	32,250
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	69,091	114,813
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,120,466	3,133,570
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	57,424	60,967
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,550,628	2,488,943
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	471,393	472,887
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	41,021	110,773
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,023	1,451
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	101,997	92,734
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,400	8,252
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	91,777	81,109
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,820	3,309
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		64
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	107,990	9,360
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13,855,743	12,369,318
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,421,449	8,517,102
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		139
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,248,679	2,999,210
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,098,657	803,017
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	86,958	49,850
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	667	257
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	384	7
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	28	3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	356
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		4
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	75	433
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	189	198
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	188	7
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1	189
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	153	10
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	25	9
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	24	8
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	404	22
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	37	25
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	35	7
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2	16
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,478	451
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	99	77,935
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		205
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	83	77,728
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,408	1,966
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	279	84,507
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	164	23
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	115	84,479
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		5
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,274	2,398
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,066	242,787
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		10
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,063	242,773
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3	4
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	102,531	3,823
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13,853,664	11,963,850
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,421,069	8,516,852
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		139
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,247,002	2,594,026
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,098,635	802,983
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 86,958	$ 49,850